Note 20 - Fair Value Measurements - Derivatives Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 166	$ (278)	$ 0
Recognized during the year			(278)
Gains or losses from changes in fair value	1,071	444	0
Settlement during the year	(1,237)
Balance	$ 0	$ 166	$ (278)